Capital Contributions	12 Months Ended
Sep. 30, 2024
Capital Contributions [Abstract]
CAPITAL CONTRIBUTIONS

NOTE 15. CAPITAL CONTRIBUTIONS

During the years ended September 30, 2022, 2023 and 2024, the Company’s shareholder, Chan Ming Dave, made capital contributions of nil, HK$4,961,320, and HK$762,688, respectively, to the Company.